Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Bank Borrowings [Line Items]
Bank borrowings – current and non-current portion	$ 844,295	$ 1,039,193
Representing:
Within 12 months	175,439	184,334
Over 1 year	668,856	854,859
Representing amount	$ 844,295	1,039,193
SME instalment loan [Member]
Schedule of Bank Borrowings [Line Items]
Term of repayments	5 years
Effective interest rate	9.22%
Total bank borrowings		23,919
SME instalment loan one [Member]
Schedule of Bank Borrowings [Line Items]
Term of repayments	5 years
Effective interest rate	7.56%
Total bank borrowings	$ 303,888	414,490
SME instalment loan two [Member]
Schedule of Bank Borrowings [Line Items]
Term of repayments	3 years
Effective interest rate	2.75%
Total bank borrowings	$ 540,408	$ 600,784